Income tax - Major components of income tax expense (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Major Components Of Income Tax Expense [line Items]
Corporate income tax rate (in percent)	20.60%	20.60%	20.60%	21.40%
Deferred income tax
Income tax	$ (8,305)	$ (2,556)	$ (8,206)
Knilo HoldCo AB (Successor Parent)
Current tax:
Current tax on profit for the year	(1,592)	(1,570)	(308)
Deferred income tax
(Decrease)/increase in deferred tax assets	8,272	2,726	5,324
Decrease/(increase) in deferred tax liabilities	1,625	1,400	3,190
Total deferred tax expense/(benefit)	9,897	4,126	8,514
Income tax	$ 8,305	$ 2,556	$ 8,206